Group Companies - Summary of Investment in Associates (Detail)	12 Months Ended
Dec. 31, 2023
111 East 48th Street Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	111 East 48th Street Holdings LLC
Registered addresses	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
Ownership Percentage in associates	19.90%
Ownership interest type in associates	The entities do not have share capital and are governed by an operating agreement; Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
Alkoer, S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Alkoer, Sociedad de Responsabilidad Limitada de Capital Variable
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de Mexico, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Ownership interest type in associates	Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
ASR-JV One, LLC Preferred Equity Interest [member]
Disclosure of Composition of Group [Line Items]
Associates	ASR-JV One, LLC
Registered addresses	251 Little Falls Drive, Suite 400, Wilmington, New Castle County, DE19808, USA
Ownership Percentage in associates	0.00%
Beijing Orient Express Hotel Co., Ltd. [member]
Disclosure of Composition of Group [Line Items]
Associates	Beijing Orient Express Hotel Co., Ltd.
Registered addresses	Room 311, Building 1, No. 6 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R. China
Ownership Percentage in associates	16.25%
Blue Blood (Tianjin) Equity Investment Management Co., Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Blue Blood (Tianjin) Equity Investment Management Co., Limited
Registered addresses	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
Ownership Percentage in associates	30.05%
Carr Clark SWW Subventure, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Carr Clark SWW Subventure, LLC
Registered addresses	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20004, USA
Ownership Percentage in associates	26.67%
Ownership interest type in associates	The entities do not have share capital and are governed by an operating agreement
Carr Waterfront Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Carr Waterfront Hotel, LLC
Registered addresses	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20004, USA
Ownership Percentage in associates	11.73%
Ownership interest type in associates	The entities do not have share capital and are governed by an operating agreement; Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
China Hotel Investment Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	China Hotel Investment Ltd.
Registered addresses	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
Ownership Percentage in associates	30.05%
Ownership interest type in associates	Accounted for as an other financial asset due to IHG being unable to exercise significant influence over the financial and operating policy decisions of the entity
Desarrollo Alkoer Irapuato S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Irapuato S. de R.L. de C.V.
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de Mexico, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Desarrollo Alkoer Saltillo S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Saltillo S. de R.L. de C.V.
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de Mexico, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Desarrollo Alkoer Silao S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Silao S. de R.L. de C.V.
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de Mexico, CP 11520, Mexico
Ownership Percentage in associates	50.00%
EDG Alpharetta EH, LLC [Member]
Disclosure of Composition of Group [Line Items]
Associates	EDG Alpharetta EH, LLC
Registered addresses	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage in associates	0.00%
Ownership interest type in associates	8% cumulative preference shares; Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
Gestion Hotelera Gestel, C.A. [member]
Disclosure of Composition of Group [Line Items]
Associates	Gestion Hotelera Gestel, C.A.
Registered addresses	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
Ownership Percentage in associates	50.00%
Ownership interest type in associates	Ordinary A and ordinary B shares; Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
Groups360, LLC [Member]
Disclosure of Composition of Group [Line Items]
Associates	Groups360, LLC
Registered addresses	251 Little Falls Drive, Suite 400, Wilmington, New Castle County, DE19808, USA
Ownership Percentage in associates	11.83%
Ownership interest type in associates	Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
Inter-Continental Hotels Saudi Arabia Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Inter-Continental Hotels Saudi Arabia Ltd.
Registered addresses	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
Ownership Percentage in associates	40.00%
NF III Seattle, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	NF III Seattle, LLC
Registered addresses	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage in associates	25.00%
Ownership interest type in associates	The entities do not have share capital and are governed by an operating agreement
NF III Seattle Op Co, LLC [Member]
Disclosure of Composition of Group [Line Items]
Associates	NF III Seattle Op Co, LLC
Registered addresses	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage in associates	25.00%
Ownership interest type in associates	The entities do not have share capital and are governed by an operating agreement
Nuevas Fronteras S.A. [member]
Disclosure of Composition of Group [Line Items]
Associates	Nuevas Fronteras S.A.
Registered addresses	Moreno 809 2 Piso, C1091AAQ Buenos Aires, Argentina
Ownership Percentage in associates	23.66%
President Hotel & Tower Co Ltd. [member]
Disclosure of Composition of Group [Line Items]
Associates	President Hotel & Tower Co Ltd.
Registered addresses	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
Ownership Percentage in associates	30.00%
Shanghai Yuhuan Industrial Development Co Ltd [Member]
Disclosure of Composition of Group [Line Items]
Associates	Shanghai Yuhuan Industrial Development Co., Ltd.
Registered addresses	1st Floor, No. 68, Zhupan Road, Zhuqiao Town, Pudong New Area, Shanghai, P.R. China
Ownership Percentage in associates	1.00%
Sustainable Luxury Gravity Global Private Limited [Member]
Disclosure of Composition of Group [Line Items]
Associates	Sustainable Luxury Gravity Global Private Limited
Registered addresses	B-11515 Bhikaj Cama Place, New Delhi, South Delhi, 110066 India
Ownership Percentage in associates	51.00%
Ownership interest type in associates	Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
SURF Samui Pte Ltd [Member]
Disclosure of Composition of Group [Line Items]
Associates	SURF-Samui Pte. Ltd.
Registered addresses	168 Robinson Road, #16-01 SIF Building, 068899, Singapore
Ownership Percentage in associates	49.00%
Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited
Registered addresses	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
Ownership Percentage in associates	21.04%